Financial Instruments (Schedule of Composition of Derivatives) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 94
Derivatives presented under non-current assets	5,162
Derivatives presented under current liabilities	766	365
Derivatives presented under non-current liabilities	(7,263)	(3,361)	[1]
Financial power swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets	4,967
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	94
Derivatives presented under non-current assets	103
Derivatives presented under current liabilities		(192)
Derivatives presented under non-current liabilities		(1,925)
Forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets	92
Derivatives presented under non-current liabilities	(344)	(977)
Swap contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(766)	(173)
Derivatives presented under non-current liabilities	€ (6,919)	€ (459)

[1]	Reclassified, see Note 2E